Taxation (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2022	[2]
Income Tax Expense
Current taxes on income	$ 28,567	$ 31,897		$ 91,484	$ 83,905
Deferred income taxes	(11,908)	(89,201)		(2,366)	(107,850)
Total taxes	16,659	$ (57,304)	[1]	89,118	$ (23,945)	[1]
Deferred tax liabilities	$ 141,842			$ 141,842			$ 183,518

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.